Document Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	Kraig Biocraft Laboratories, Inc
Entity Central Index Key	0001413119
Document Type	S-1/A
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 3 to our registration statement on Form S-1, initially filed on June 2, 2020 and amended on August 24, 2020 and February 8, 2021 (File No. 333-238883) (as amended, the "Registration Statement") to respond to comments we received from the U.S. Securities and Exchange Commission to update the executive compensation table to reflect compensation paid in the fiscal year ended December 31, 2020 and to replace the "form of" certain exhibits with the actual agreement, since they have been executed. No additional securities are being registered under this Amendment No. 3. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false